Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
Prototype	$6,346	$6,492
Machinery and equipment	6,056	7,128
Leasehold improvements	4,621	1,532
Furniture and fixtures	363	350
Software	954	832
Construction in progress	5,373	1,851

Property and equipment, gross	23,713	18,185
Less: accumulated depreciation and amortization	(11,475)	(10,879)

Property and equipment, net	$12,238	$7,306

Property and equipment consisted of the following (in thousands):

	December 31
	2015	2014
Prototype	$6,492	$6,342
Machine and equipment	7,128	4,214
Leasehold improvements	1,532	1,270
Furniture and fixtures	350	263
Software	832	647
Construction in progress	1,851	—

Property and equipment, gross	18,185	12,736
Less: accumulated depreciation and amortization	(10,879)	(9,805)

Property and equipment, net	$7,306	$2,931

Summary of Intangible Assets

Intangible assets consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
License cost	$512	$500
Patents	104	104

Intangible assets, gross	$616	$604
Accumulated amortization	(496)	(404)

Intangible assets, net	$120	$200

Intangible assets consisted of the following (in thousands):

	December 31
	2015	2014
License cost	$500	$500
Patents	104	—

Intangible assets, gross	$604	$500
Accumulated amortization	(404)	(236)

Intangible assets, net	$200	$264

Summary of Estimated Future Amortization Expense

At June 30, 2016, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ending December 31,	Estimated Future Amortization Expense
(Unaudited)
The remainder of 2016	$23
2017	19
2018	19
2019	19
2020	19
2021	11
Thereafter	10

Total amortization expense	$120

At December 31, 2015, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ended December 31,	Estimated Future Amortization Expense
2016	$115
2017	18
2018	18
2019	18
2020	18
Thereafter	13

Total amortization expense	$200

Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
Accrued payroll and related benefits	$2,883	$1,938
Accrued accounts payable	1,138	1,880
Sales tax and medical device excise tax payable	151	219
Accrued legal, accounting and governance fees	537	857
Other	445	519

Total accrued liabilities	$5,154	$5,413

Accrued liabilities consisted of the following (in thousands):

	December 31
	2015	2014
Accrued payroll and related benefits	$1,938	$1,652
Accrued accounts payable	1,880	143
Sales tax and medical device excise tax payable	219	499
Accrued legal and accounting	857	901
Accrued interest	—	142
Other	519	296

Total accrued liabilities	$5,413	$3,633

Schedule of Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
Deferred revenue:
Product	$7,900	$5,050
Services	1,046	911

Total deferred revenue	8,946	5,961
Less: current portion of deferred revenue	(8,644)	(5,616)

Noncurrent portion of deferred revenue	$302	$345

Deferred revenue consisted of the following (in thousands):

	December 31
	2015	2014
Deferred revenue:
Product	$5,050	$6,919
Services	911	442

Total deferred revenue	5,961	7,361
Less: current portion of deferred revenue	(5,616)	(7,361)

Noncurrent portion of deferred revenue	$345	$—